HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)						1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 05, 2022	Jul. 05, 2022	Dec. 27, 2021	Oct. 08, 2019	Oct. 08, 2019	Sep. 30, 2023	Nov. 30, 2022	May 31, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.10					$ 1.10
Shares issued for acquisitions													2,000,000
Estimated fair value of transaction												$ 2,000,000	$ 2,000,000
Accumulated deficit						$ 10,567,559					10,567,559		9,018,306	5,104,316
Liabilities						1,082,755					1,082,755		1,069,357	469,622
cash						44					44
Sanovas Ophthalmology LLC [Member]
Payment of expenses							$ 586,370	$ 353,432	$ 390,358
Affiliated Entity [Member]
Other liabilities current													427,933	142,721
Affiliated Entity [Member] | Sanovas Ophthalmology LLC [Member]
Other liabilities current													428,000
Related Party [Member]
Other liabilities current						$ 270,827					$ 270,827		$ 109,185
Pecentage of liabilities						30.00%					30.00%		55.00%
Due to Sanovas						$ 270,827					$ 270,827		$ 109,185
Sanovas Ophthalmology LLC [Member]
Other liabilities current						901				$ 561,870	901	561,870	427,933	142,721
Payment of expenses						950,086	$ 586,370	$ 353,432	$ 390,358
Due to Sanovas						$ 900					$ 900
Private Placement [Member]
Proceeds from issuance shares in private offerings												$ 60,500	$ 60,500	$ 1,083,000
Common Stock [Member]
Shares issued for acquisitions										2,000,000
Option Exchange Agreement [Member]
Options to purchase common stock, percentage				10.00%
Option Exchange Agreement [Member] | Diopsys Inc [Member]
Options to purchase common stock, percentage					10.00%
Option Exchange Agreement [Member] | Diopsys Inc [Member]
Options to purchase common stock, percentage					10.00%
Exchange Agreement [Member]
Shares issued for acquisitions		2,000,000
Exchange Agreement [Member] | D N A G P S Inc [Member]
Shares issued for acquisitions	2,000,000
Exchange Agreement [Member] | Research and Development Expense [Member]
Estimated fair value of transaction		$ 2,000,000
Legal fees		$ 32,889
Exchange Agreement [Member] | In Process Research and Development [Member] | D N A G P S Inc [Member]
Estimated fair value of transaction	$ 2,000,000
Legal fees	$ 32,889
Exchange Agreement [Member] | Pre-funded Warrant [Member]
Common stock, shares exchange			28,014,540
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			28,014,540
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.0001
Exchange Agreement [Member] | Common Stock [Member]
Conversion of Stock, Shares Converted			28,014,540